Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

R. Subsequent Events

        2012 Credit Facility:    On April 1, 2013, we amended certain financial covenants under our $2.3 billion three-year unsecured revolving credit facility, effective upon completion of the sale of our common stock to Jumbo Acquisition Limited. Following completion of this sale, we will apply purchase accounting which will adjust the carrying value of our assets and liabilities to their then-current fair value. The amendments to the financial covenants are intended to prevent us from violating such covenants solely as a result of the application of purchase accounting.

        $900 Million Secured Term Loan:    On April 5, 2013, we partially prepaid and amended our $900 million secured term loan entered into in February 2012. This prepayment reduced the outstanding principal amount to $750 million and amended the interest rate to an annual rate of LIBOR plus a margin of 2.75% with a LIBOR floor of 0.75%. Additionally, certain collateral that had served as security for the secured term loan was released. See Note J—Debt Financings. The maturity date remains June 30, 2017.

       ECA Financings:    On May 8, 2013, we amended our 2004 ECA facility, effective immediately. Prior to the amendment, we were subject to a financial covenant that would have been breached solely as a result of the application of purchase accounting in connection with our acquisition by Jumbo Acquisition Limited. The amendment removed this covenant. In addition, the amendment made permanent the requirement to segregate funds and to register individual mortgages in local jurisdictions. Prior to the amendment, this requirement would have fallen away if our long-term debt ratings rose above a certain level.

Note W—Subsequent Events

Secured Commercial Bank Financings

        On January 16, 2013 we prepaid in full the total remaining outstanding amount under our $106 million secured commercial bank loan that was scheduled to mature in May 2018. This loan had $66 million outstanding at December 31, 2012.